Schedule of Investments (unaudited)	iShares® MSCI BIC ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 6.5%
Ambev SA	94,358	$207,732
Atacadao SA	11,972	22,618
B3 SA - Brasil Bolsa Balcao	112,996	230,257
Banco Bradesco SA	28,085	61,242
Banco BTG Pactual SA	23,758	142,931
Banco do Brasil SA	34,932	180,418
BB Seguridade Participacoes SA	13,981	86,002
BRF SA(a)	11,849	41,927
Caixa Seguridade Participacoes S/A	6,232	17,648
CCR SA	21,648	49,638
Centrais Eletricas Brasileiras SA	24,851	164,651
Cia. de Saneamento Basico do Estado de Sao
Paulo SABESP	6,806	95,734
Cia. Siderurgica Nacional SA	13,899	34,622
Cosan SA	25,912	67,212
CPFL Energia SA	4,633	30,087
Energisa SA	5,216	45,406
Eneva SA(a)	7,872	18,635
Engie Brasil Energia SA	4,180	34,501
Equatorial Energia SA	19,661	109,446
Equatorial Energia SA, NVS(a)	299	1,664
Hapvida Participacoes e Investimentos SA(a)(b)	102,213	77,669
Hypera SA	7,667	39,643
JBS SA	13,489	74,087
Klabin SA	16,145	62,478
Localiza Rent a Car SA	18,671	151,938
Lojas Renner SA	20,008	49,992
Natura & Co. Holding SA	18,245	51,598
Petroleo Brasileiro SA	74,989	581,244
PRIO SA	16,564	131,259
Raia Drogasil SA	25,787	123,118
Rede D'Or Sao Luiz SA(b)	11,839	61,913
Rumo SA	26,445	99,265
Sendas Distribuidora SA(a)	28,044	65,051
Suzano SA	16,400	152,103
Telefonica Brasil SA	7,011	57,814
TIM SA/Brazil	16,739	50,559
TOTVS SA	10,742	58,754
Ultrapar Participacoes SA	15,285	67,446
Vale SA	69,044	831,016
Vibra Energia SA	23,587	96,757
WEG SA	34,358	245,699
		4,771,774
China — 53.4%
360 Security Technology Inc., Class A(a)	9,331	10,608
37 Interactive Entertainment Network Technology
Group Co. Ltd., Class A	4,100	8,197
AAC Technologies Holdings Inc.	20,500	63,311
Advanced Micro-Fabrication Equipment Inc./China,
Class A	867	15,526
AECC Aviation Power Co. Ltd., Class A	4,100	21,061
Agricultural Bank of China Ltd., Class A	98,400	59,441
Agricultural Bank of China Ltd., Class H	574,000	240,638
Aier Eye Hospital Group Co. Ltd., Class A	12,612	21,016
Air China Ltd., Class A(a)	16,400	16,852
Akeso Inc.(a)(b)	12,000	67,756
Alibaba Group Holding Ltd.	311,520	3,041,848
Alibaba Health Information Technology Ltd.(a)(c)	116,000	48,894
Aluminum Corp. of China Ltd., Class A	16,400	18,480
Aluminum Corp. of China Ltd., Class H	82,000	61,339
Security	Shares	Value

China (continued)
Anhui Conch Cement Co. Ltd., Class A	4,100	$13,554
Anhui Conch Cement Co. Ltd., Class H	20,500	50,751
Anhui Gujing Distillery Co. Ltd., Class A	600	20,664
Anhui Gujing Distillery Co. Ltd., Class B	4,100	63,840
Anhui Jianghuai Automobile Group Corp. Ltd.(a)	4,100	9,075
ANTA Sports Products Ltd.	25,840	276,816
Autohome Inc., ADR	1,517	43,083
AVIC Industry-Finance Holdings Co. Ltd., Class A	16,499	6,543
AviChina Industry & Technology Co. Ltd., Class H	70,000	31,762
BAIC BluePark New Energy Technology Co. Ltd.(a)	8,200	8,341
Baidu Inc.(a)	45,106	546,594
Bank of Beijing Co. Ltd., Class A	28,790	23,059
Bank of Changsha Co. Ltd., Class A	8,200	9,691
Bank of Chengdu Co. Ltd., Class A	4,100	8,913
Bank of China Ltd., Class A	46,200	28,236
Bank of China Ltd., Class H	1,599,000	757,994
Bank of Communications Co. Ltd., Class A	53,300	51,706
Bank of Communications Co. Ltd., Class H	164,200	123,932
Bank of Hangzhou Co. Ltd., Class A	8,299	15,511
Bank of Jiangsu Co. Ltd., Class A	24,660	28,059
Bank of Nanjing Co. Ltd., Class A	12,300	17,544
Bank of Ningbo Co. Ltd., Class A	9,110	31,021
Bank of Shanghai Co. Ltd., Class A	20,590	22,125
Baoshan Iron & Steel Co. Ltd., Class A	24,600	23,363
BeiGene Ltd.(a)	14,086	160,999
Beijing Enlight Media Co. Ltd., Class A	4,100	5,127
Beijing Enterprises Holdings Ltd.	8,500	29,963
Beijing Enterprises Water Group Ltd.	82,000	26,193
Beijing Kingsoft Office Software Inc., Class A	578	20,631
Beijing New Building Materials PLC, Class A	3,100	13,775
Beijing Tiantan Biological Products Corp. Ltd., Class A	4,100	16,015
Beijing Tongrentang Co. Ltd., Class A	4,100	25,151
Beijing Yanjing Brewery Co. Ltd., Class A	12,300	15,816
Beijing-Shanghai High Speed Railway Co. Ltd.,
Class A	57,400	40,020
Bilibili Inc.(a)	4,245	61,375
BOC Aviation Ltd.(b)	4,100	30,457
BOC International China Co. Ltd., Class A	4,100	5,529
BOE Technology Group Co. Ltd., Class A	45,100	25,342
Bosideng International Holdings Ltd.	82,000	47,447
Brilliance China Automotive Holdings Ltd.	52,000	41,043
BYD Co. Ltd., Class A	2,700	84,957
BYD Co. Ltd., Class H	20,500	575,215
BYD Electronic International Co. Ltd.	20,500	89,051
C&D International Investment Group Ltd.	13,000	26,294
Caitong Securities Co. Ltd., Class A	12,520	12,455
Cambricon Technologies Corp. Ltd.(a)	1,000	23,955
CGN Power Co. Ltd.	24,600	14,186
CGN Power Co. Ltd., Class H(b)	205,000	78,556
Changchun High-Tech Industry Group Co. Ltd.,
Class A	710	10,248
Changjiang Securities Co. Ltd., Class A	16,400	12,477
Chaozhou Three-Circle Group Co. Ltd., Class A	4,100	16,441
China Baoan Group Co. Ltd., Class A	8,200	11,173
China CITIC Bank Corp. Ltd., Class H	164,000	100,304
China Coal Energy Co. Ltd., Class H	41,000	51,716
China Communications Services Corp. Ltd., Class H	82,800	39,831
China Construction Bank Corp., Class A	8,200	7,945
China Construction Bank Corp., Class H	1,927,370	1,367,901
China CSSC Holdings Ltd., Class A	7,100	36,322
China Eastern Airlines Corp. Ltd., Class A(a)	32,921	17,899
China Energy Engineering Corp. Ltd.	20,500	6,180

Schedule of Investments (unaudited) (continued)	iShares® MSCI BIC ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Everbright Bank Co. Ltd., Class A	65,600	$29,241
China Everbright Bank Co. Ltd., Class H	41,000	13,186
China Feihe Ltd.(b)	84,000	41,689
China Galaxy Securities Co. Ltd., Class A	8,200	13,005
China Galaxy Securities Co. Ltd., Class H	82,000	44,278
China Gas Holdings Ltd.	58,600	55,477
China Greatwall Technology Group Co. Ltd., Class A	6,000	7,679
China Hongqiao Group Ltd.	41,000	67,881
China International Capital Corp. Ltd., Class A	4,100	17,822
China International Capital Corp. Ltd., Class H(b)	32,800	39,155
China Jushi Co. Ltd., Class A	6,473	10,200
China Life Insurance Co. Ltd., Class A	4,193	18,091
China Life Insurance Co. Ltd., Class H	164,000	233,717
China Literature Ltd.(a)(b)	8,200	27,688
China Longyuan Power Group Corp. Ltd., Class H	82,000	74,927
China Mengniu Dairy Co. Ltd.	66,000	121,706
China Merchants Bank Co. Ltd., Class A	22,900	107,985
China Merchants Bank Co. Ltd., Class H	82,456	369,457
China Merchants Energy Shipping Co. Ltd., Class A	12,300	15,026
China Merchants Port Holdings Co. Ltd.	28,000	39,880
China Merchants Securities Co. Ltd., Class A	14,550	28,441
China Merchants Shekou Industrial Zone Holdings Co.
Ltd., Class A	9,381	12,446
China Minsheng Banking Corp. Ltd., Class A	41,000	22,066
China Minsheng Banking Corp. Ltd., Class H	123,000	46,593
China National Building Material Co. Ltd., Class H	82,000	32,925
China National Chemical Engineering Co. Ltd., Class A	9,200	10,380
China National Nuclear Power Co. Ltd., Class A	20,500	27,028
China Northern Rare Earth Group High-Tech Co. Ltd.,
Class A	4,100	10,684
China Oilfield Services Ltd., Class H	36,000	38,475
China Overseas Land & Investment Ltd.	82,300	155,963
China Pacific Insurance Group Co. Ltd., Class A	10,100	40,010
China Pacific Insurance Group Co. Ltd., Class H	49,200	128,990
China Petroleum & Chemical Corp., Class A	38,700	34,367
China Petroleum & Chemical Corp., Class H	492,600	313,810
China Power International Development Ltd.	123,000	57,903
China Railway Group Ltd., Class A	24,600	22,300
China Railway Group Ltd., Class H	82,000	44,183
China Renewable Energy Investment Ltd.(d)	7,709	—
China Resources Beer Holdings Co. Ltd.	32,000	128,781
China Resources Gas Group Ltd.	20,500	71,328
China Resources Land Ltd.	64,444	235,173
China Resources Microelectronics Ltd.	1,600	8,398
China Resources Mixc Lifestyle Services Ltd.(b)	16,400	57,336
China Resources Pharmaceutical Group Ltd.(b)	41,000	30,410
China Resources Power Holdings Co. Ltd.	40,200	113,970
China Ruyi Holdings Ltd.(a)(c)	164,000	44,970
China Shenhua Energy Co. Ltd., Class A	9,500	55,338
China Shenhua Energy Co. Ltd., Class H	62,000	301,212
China Southern Airlines Co. Ltd., Class A(a)	20,500	16,586
China State Construction Engineering Corp. Ltd.,
Class A	49,200	38,134
China State Construction International Holdings Ltd.	40,000	52,960
China Taiping Insurance Holdings Co. Ltd.	24,640	26,728
China Three Gorges Renewables Group Co. Ltd.,
Class A	49,200	31,637
China Tourism Group Duty Free Corp. Ltd., Class A	4,000	39,174
China Tower Corp. Ltd., Class H(b)	820,000	96,827
China United Network Communications Ltd., Class A	45,000	28,325
China Vanke Co. Ltd., Class A	12,338	13,999
China Vanke Co. Ltd., Class H(c)	41,001	28,290
Security	Shares	Value

China (continued)
China Yangtze Power Co. Ltd., Class A	28,756	$105,328
China Zheshang Bank Co. Ltd., Class A	33,540	13,767
Chongqing Changan Automobile Co. Ltd., Class A	11,152	21,178
Chongqing Zhifei Biological Products Co. Ltd., Class A	2,150	9,710
Chow Tai Fook Jewellery Group Ltd.	41,000	52,825
CITIC Ltd.	123,000	124,739
CITIC Securities Co. Ltd., Class A	12,475	32,023
CITIC Securities Co. Ltd., Class H	41,050	63,927
CMOC Group Ltd., Class A	20,500	23,563
CMOC Group Ltd., Class H	69,000	63,837
CNPC Capital Co. Ltd., NVS	12,300	9,619
Contemporary Amperex Technology Co. Ltd., Class A	5,240	142,277
COSCO Shipping Energy Transportation Co. Ltd.,
Class A	8,200	19,888
COSCO Shipping Holdings Co. Ltd., Class A	16,570	34,304
COSCO Shipping Holdings Co. Ltd., Class H	61,849	103,569
Country Garden Holdings Co. Ltd.(a)(c)(d)	252,046	14,850
CRRC Corp. Ltd., Class A	37,000	35,523
CRRC Corp. Ltd., Class H	73,000	43,790
CSC Financial Co. Ltd., Class A	6,900	20,094
CSPC Innovation Pharmaceutical Co. Ltd.	3,548	15,259
CSPC Pharmaceutical Group Ltd.	168,160	142,965
Daqin Railway Co. Ltd., Class A	28,700	27,930
Dongfang Electric Corp. Ltd., Class A	4,100	10,376
Dongxing Securities Co. Ltd., Class A	8,299	9,569
East Money Information Co. Ltd., Class A	16,488	28,149
Eastroc Beverage Group Co. Ltd.	700	20,615
ENN Energy Holdings Ltd.	17,100	157,970
ENN Natural Gas Co. Ltd., Class A	4,100	10,271
Eve Energy Co. Ltd., Class A	3,800	20,520
Everbright Securities Co. Ltd., Class A	6,197	13,473
Everdisplay Optronics Shanghai Co. Ltd.(a)	16,400	4,673
Far East Horizon Ltd.	41,000	32,924
First Capital Securities Co. Ltd., Class A	12,700	9,443
Flat Glass Group Co. Ltd., Class A	4,100	13,937
Focus Media Information Technology Co. Ltd., Class A	22,439	19,562
Foshan Haitian Flavouring & Food Co. Ltd., Class A	5,741	28,267
Fosun International Ltd.	41,000	23,031
Founder Securities Co. Ltd., Class A	7,800	8,865
Foxconn Industrial Internet Co. Ltd., Class A	16,400	51,578
Fuyao Glass Industry Group Co. Ltd., Class A	4,025	25,619
Fuyao Glass Industry Group Co. Ltd., Class H(b)	16,400	92,808
Ganfeng Lithium Group Co. Ltd., Class A	4,100	18,971
Ganfeng Lithium Group Co. Ltd., Class H(b)	8,200	22,752
GCL Technology Holdings Ltd.	451,000	84,601
GD Power Development Co. Ltd., Class A	27,300	20,179
Geely Automobile Holdings Ltd.	123,000	149,718
GEM Co. Ltd., Class A	12,399	11,196
Genscript Biotech Corp.(a)(c)	26,000	33,428
GF Securities Co. Ltd., Class A	8,200	14,527
GF Securities Co. Ltd., Class H	16,400	14,879
Giant Biogene Holding Co. Ltd.(a)(b)	8,200	52,046
GigaDevice Semiconductor Inc., Class A	2,400	27,498
GoerTek Inc., Class A	4,100	9,730
Goldwind Science & Technology Co Ltd., Class A	9,653	10,360
Great Wall Motor Co. Ltd.	4,100	14,658
Great Wall Motor Co. Ltd., Class H	41,000	70,976
Gree Electric Appliances Inc. of Zhuhai, Class A	4,100	22,937
Guangdong Investment Ltd.	82,000	46,476
Guanghui Energy Co. Ltd., Class A	8,000	8,830
Guangzhou Automobile Group Co. Ltd., Class H	82,235	34,259

Schedule of Investments (unaudited) (continued)	iShares® MSCI BIC ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Guangzhou Baiyun International Airport Co. Ltd.,
Class A(a)	8,200	$11,436
Guangzhou Baiyunshan Pharmaceutical Holdings Co.
Ltd., Class A	4,100	17,718
Guangzhou Tinci Materials Technology Co. Ltd.,
Class A	3,000	8,065
Guolian Securities Co. Ltd., Class A(a)	4,100	6,158
Guosen Securities Co. Ltd., Class A	8,200	10,096
Guotai Junan Securities Co. Ltd., Class A	8,200	15,744
Guoyuan Securities Co. Ltd., Class A	12,320	10,890
H World Group Ltd., ADR	4,100	152,643
Haidilao International Holding Ltd.(b)	32,000	71,411
Haier Smart Home Co. Ltd., Class A	8,279	33,684
Haier Smart Home Co. Ltd., Class A	49,200	178,743
Hainan Airport Infrastructure Co. Ltd., NVS(a)	8,200	3,861
Haitian International Holdings Ltd.	12,000	36,806
Haitong Securities Co. Ltd., Class A	12,300	14,054
Haitong Securities Co. Ltd., Class H	49,200	24,238
Hangzhou First Applied Material Co. Ltd., Class A	3,100	11,084
Hansoh Pharmaceutical Group Co. Ltd.(b)	24,000	49,360
Henan Shenhuo Coal Industry & Electricity Power
Co. Ltd.	4,100	13,050
Henan Shuanghui Investment & Development Co. Ltd., Class A	8,200	28,579
Hengan International Group Co. Ltd.	14,000	48,872
Hengli Petrochemical Co. Ltd., Class A	8,200	16,189
Hengyi Petrochemical Co. Ltd., Class A(a)	4,130	4,075
Hesteel Co. Ltd., Class A	28,700	8,499
Hisense Visual Technology Co. Ltd.	4,100	15,437
Hithink RoyalFlush Information Network Co. Ltd.,
Class A	1,200	19,265
Huadian Power International Corp. Ltd., Class A	12,300	11,184
Huadong Medicine Co. Ltd., Class A	2,900	12,601
Huaibei Mining Holdings Co. Ltd.	4,100	11,129
Hualan Biological Engineering Inc., Class A	1,950	4,877
Huaneng Power International Inc., Class A(a)	12,300	15,170
Huaneng Power International Inc., Class H(a)	82,000	54,389
Huatai Securities Co. Ltd., Class A.	10,100	18,893
Huatai Securities Co. Ltd., Class H(b)	24,600	28,071
Huaxia Bank Co. Ltd., Class A	20,500	19,434
Huayu Automotive Systems Co. Ltd., Class A	4,199	9,286
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	4,100	21,500
Huizhou Desay Sv Automotive Co. Ltd., Class A	1,700	23,486
Hunan Valin Steel Co. Ltd., Class A	12,300	8,939
Hundsun Technologies Inc., Class A	3,100	8,577
Hygeia Healthcare Holdings Co. Ltd.(b)(c)	8,200	34,403
Hygon Information Technology Co. Ltd., NVS	2,729	26,770
IEIT Systems Co. Ltd., Class A	1,983	9,920
Iflytek Co. Ltd., Class A	3,129	18,226
Industrial & Commercial Bank of China Ltd., Class A	73,800	55,142
Industrial & Commercial Bank of China Ltd., Class H	1,312,050	743,326
Industrial Bank Co. Ltd., Class A	24,600	60,568
Industrial Securities Co. Ltd., Class A	12,300	9,085
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	77,900	16,528
Inner Mongolia Dian Tou Energy Corp. Ltd.	4,100	12,818
Inner Mongolia Junzheng Energy & Chemical Industry
Group Co. Ltd., Class A	32,800	19,725
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	8,200	31,984
Inner Mongolia Yitai Coal Co. Ltd., Class B	24,600	45,236
Innovent Biologics Inc.(a)(b)	20,500	92,780
iQIYI Inc., ADR(a)	9,245	42,804
JA Solar Technology Co. Ltd., Class A	4,700	9,769

Security	Shares	Value

China (continued)
JCET Group Co. Ltd., Class A	2,400	$8,597
JD Health International Inc.(a)(b)(c)	22,550	75,841
JD Logistics Inc.(a)(b)	36,900	40,353
JD.com Inc.	47,170	699,226
Jiangsu Eastern Shenghong Co. Ltd., Class A	8,200	10,094
Jiangsu Expressway Co. Ltd., Class H	38,000	39,558
Jiangsu Hengli Hydraulic Co. Ltd., Class A	2,700	18,425
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	8,368	48,767
Jiangsu King's Luck Brewery JSC Ltd., Class A	2,200	16,063
Jiangsu Yanghe Distillery Co. Ltd., Class A	1,900	24,385
Jiangsu Zhongtian Technology Co. Ltd., Class A	4,100	8,497
Jiangxi Copper Co. Ltd., Class A	4,100	14,393
Jiangxi Copper Co. Ltd., Class H	12,000	25,959
Jinduicheng Molybdenum Co. Ltd., Class A	4,100	6,579
Jinko Solar Co. Ltd.	8,200	9,217
Juneyao Airlines Co. Ltd., Class A	4,100	6,995
Kanzhun Ltd., ADR	4,920	104,550
KE Holdings Inc., ADR	12,546	212,906
Kingdee International Software Group Co. Ltd.(a)	53,000	54,572
Kingsoft Corp. Ltd.	16,600	53,291
Kuaishou Technology(a)(b)	49,200	351,316
Kunlun Energy Co. Ltd.	82,000	85,522
Kweichow Moutai Co. Ltd., Class A	1,600	362,962
LB Group Co. Ltd., Class A	5,300	15,269
Legend Biotech Corp., ADR(a)(c)	1,312	52,493
Lenovo Group Ltd.	164,000	236,243
Lens Technology Co. Ltd., Class A	9,000	18,962
Lepu Medical Technology Beijing Co. Ltd., Class A	4,100	9,295
Li Auto Inc.(a)	23,318	235,986
Li Ning Co. Ltd.	53,500	140,488
Lingyi iTech Guangdong Co., Class A	11,600	7,884
Livzon Pharmaceutical Group Inc., Class A	4,100	21,847
Longfor Group Holdings Ltd.(b)	41,000	65,054
LONGi Green Energy Technology Co. Ltd., Class A	9,848	25,221
Luxshare Precision Industry Co. Ltd., Class A	8,702	38,117
Luzhou Laojiao Co. Ltd., Class A	1,600	38,390
Mango Excellent Media Co. Ltd., Class A	3,200	10,189
Maxscend Microelectronics Co. Ltd., Class A	1,400	16,797
Meituan, Class B(a)(b)	102,460	1,396,138
Metallurgical Corp. of China Ltd., Class A	32,800	14,730
Midea Group Co. Ltd., Class A	4,100	36,517
MINISO Group Holding Ltd.	8,220	46,402
MMG Ltd.(a)	60,000	29,308
Montage Technology Co. Ltd., Class A	3,600	26,270
Muyuan Foods Co. Ltd., Class A	8,678	56,270
NARI Technology Co. Ltd., Class A	13,088	40,492
NAURA Technology Group Co. Ltd., Class A	600	24,195
NetEase Inc.	39,275	698,457
New China Life Insurance Co. Ltd., Class A	4,100	18,398
New China Life Insurance Co. Ltd., Class H	12,300	25,251
New Hope Liuhe Co. Ltd., Class A(a)	4,100	5,646
New Oriental Education & Technology Group Inc.(a)	28,730	229,043
Ninestar Corp., Class A	2,500	9,390
Ningbo Sanxing Medical Electric Co. Ltd.	4,100	19,171
Ningbo Shanshan Co. Ltd.	4,100	5,983
Ningbo Tuopu Group Co. Ltd., Class A	3,500	27,773
Ningxia Baofeng Energy Group Co. Ltd., Class A	13,000	29,387
NIO Inc., ADR(a)(c)	26,691	143,865
Nongfu Spring Co. Ltd., Class H(b)	41,000	218,308
Offshore Oil Engineering Co. Ltd., Class A	4,124	3,490
Orient Overseas International Ltd.	2,500	42,461
Orient Securities Co. Ltd., Class A	12,688	14,132

Schedule of Investments (unaudited) (continued)	iShares® MSCI BIC ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Pangang Group Vanadium Titanium & Resources Co.
Ltd., Class A(a)	20,500	$8,292
PDD Holdings Inc., ADR(a)	12,013	1,799,305
People's Insurance Co. Group of China Ltd. (The),
Class A	12,300	8,980
People's Insurance Co. Group of China Ltd. (The),
Class H	164,000	57,157
PetroChina Co. Ltd., Class A	24,600	34,431
PetroChina Co. Ltd., Class H	420,000	430,651
PICC Property & Casualty Co. Ltd., Class H	140,322	182,863
Ping An Bank Co. Ltd., Class A	20,500	31,325
Ping An Insurance Group Co. of China Ltd., Class A	13,100	77,704
Ping An Insurance Group Co. of China Ltd., Class H	138,500	704,448
Poly Developments and Holdings Group Co. Ltd.,
Class A	12,300	17,286
Pop Mart International Group Ltd.(b)	8,200	39,127
Postal Savings Bank of China Co. Ltd., Class A	36,900	25,528
Postal Savings Bank of China Co. Ltd., Class H(b)	164,000	92,831
Power Construction Corp. of China Ltd., Class A	24,600	18,127
Qifu Technology Inc.	2,574	49,730
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	8,200	19,524
Rongsheng Petrochemical Co. Ltd., Class A	13,950	19,254
SAIC Motor Corp. Ltd., Class A	12,300	23,815
Sailun Group Co. Ltd., Class A	4,100	8,413
Sanan Optoelectronics Co. Ltd., Class A	8,200	14,145
Sany Heavy Industry Co. Ltd., Class A	12,353	27,500
Satellite Chemical Co. Ltd., Class A	4,100	10,282
SDIC Power Holdings Co. Ltd., Class A	8,200	20,001
Seres Group Co. Ltd., NVS(a)	2,700	33,092
SF Holding Co. Ltd., Class A	8,200	41,560
Shaanxi Coal Industry Co. Ltd., Class A	11,505	41,225
Shandong Gold Mining Co. Ltd., Class A	7,180	28,520
Shandong Gold Mining Co. Ltd., Class H(b)	10,250	22,047
Shandong Hualu Hengsheng Chemical Co. Ltd.,
Class A	2,040	8,066
Shandong Nanshan Aluminum Co. Ltd., Class A	45,100	23,917
Shandong Weigao Group Medical Polymer Co. Ltd.,
Class H	49,200	28,688
Shanghai Baosight Software Co. Ltd., Class A	4,100	22,320
Shanghai Baosight Software Co. Ltd., Class B	16,480	35,860
Shanghai Construction Group Co. Ltd., Class A	12,300	3,945
Shanghai Electric Group Co. Ltd., Class A(a)	41,000	23,771
Shanghai Fosun Pharmaceutical Group Co. Ltd.,
Class A	400	1,275
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	4,100	10,242
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	16,400	24,349
Shanghai Pudong Development Bank Co. Ltd., Class A	36,900	42,360
Shanghai Putailai New Energy Technology Co. Ltd.,
Class A	4,100	9,212
Shanghai RAAS Blood Products Co. Ltd., Class A	16,800	16,422
Shanghai Rural Commercial Bank Co. Ltd.	16,400	17,821
Shanghai United Imaging Healthcare Co. Ltd., NVS	1,215	21,380
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	8,200	6,527
Shanxi Coal International Energy Group Co. Ltd.	4,100	8,936
Shanxi Coking Coal Energy Group Co. Ltd., Class A	8,200	12,452
Shanxi Lu'an Environmental Energy Development Co.
Ltd., Class A	3,652	11,401
Shanxi Meijin Energy Co. Ltd., Class A(a)	8,200	6,275
Shanxi Taigang Stainless Steel Co. Ltd., Class A(a)	12,300	6,402
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.,
Class A	1,360	45,142
Shengyi Technology Co. Ltd., Class A	5,200	14,152

Security	Shares	Value

China (continued)
Shenwan Hongyuan Group Co. Ltd., Class A	38,994	$24,427
Shenzhen Energy Group Co. Ltd., Class A	5,520	5,532
Shenzhen Inovance Technology Co. Ltd., Class A	2,997	23,889
Shenzhen Mindray Bio-Medical Electronics Co. Ltd.,
Class A	1,600	63,862
Shenzhen New Industries Biomedical Engineering Co.
Ltd., Class A	2,800	29,180
Shenzhen Transsion Holdings Co. Ltd., Class A	927	16,731
Shenzhou International Group Holdings Ltd.	16,400	165,189
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	2,500	6,248
Sichuan Changhong Electric Co. Ltd.	8,200	5,573
Sichuan Chuantou Energy Co. Ltd., Class A	4,105	10,176
Sichuan Road & Bridge Group Co. Ltd., Class A	13,688	14,809
Sino Biopharmaceutical Ltd.	181,000	66,049
Sinopharm Group Co. Ltd., Class H	32,800	89,259
Sinotruk Hong Kong Ltd.	20,500	47,677
Smoore International Holdings Ltd.(b)(c)	41,000	45,735
Songcheng Performance Development Co. Ltd.,
Class A	8,380	11,778
SooChow Securities Co. Ltd., Class A	8,252	7,329
Sungrow Power Supply Co. Ltd., Class A	2,900	39,397
Sunny Optical Technology Group Co. Ltd.	12,400	68,460
Sunwoda Electronic Co. Ltd., Class A	4,000	8,533
TAL Education Group, ADR(a)	9,102	103,399
TBEA Co. Ltd., Class A	6,560	13,479
TCL Technology Group Corp., Class A(a)	18,650	10,989
TCL Zhonghuan Renewable Energy Technology Co.
Ltd., Class A	6,250	9,520
Tencent Holdings Ltd.	133,100	6,174,985
Tencent Music Entertainment Group, ADR	14,924	215,652
Tianqi Lithium Corp., Class A	3,600	17,875
Tianshui Huatian Technology Co. Ltd., Class A	6,600	7,435
Tingyi Cayman Islands Holding Corp.	38,000	46,421
Tongcheng Travel Holdings Ltd.(a)	16,400	37,549
TongFu Microelectronics Co. Ltd., Class A	2,800	8,882
Tongling Nonferrous Metals Group Co. Ltd., Class A	28,700	15,652
Tongwei Co. Ltd., Class A	5,795	18,331
Topsports International Holdings Ltd.(b)	41,000	26,761
TravelSky Technology Ltd., Class H	18,000	23,709
Trina Solar Co. Ltd.	3,100	9,444
Trip.com Group Ltd.(a)	11,100	567,310
Tsingtao Brewery Co. Ltd., Class H	12,000	85,128
Unigroup Guoxin Microelectronics Co. Ltd., Class A(a)	1,100	8,370
Unisplendour Corp. Ltd., Class A(a)	4,380	13,241
Vipshop Holdings Ltd., ADR	7,216	115,961
Walvax Biotechnology Co. Ltd., Class A	4,100	7,539
Wanhua Chemical Group Co. Ltd., Class A	3,300	39,740
Want Want China Holdings Ltd.	82,000	49,386
Weichai Power Co. Ltd., Class A	7,200	15,780
Weichai Power Co. Ltd., Class H	41,100	73,829
Wens Foodstuffs Group Co. Ltd., Class A	10,240	30,178
Western Mining Co. Ltd., Class A	4,056	10,397
Western Securities Co. Ltd., Class A	12,300	11,482
Will Semiconductor Co. Ltd. Shanghai, Class A	1,475	19,071
Wingtech Technology Co. Ltd., Class A(a)	2,300	9,668
Wuhan Guide Infrared Co. Ltd., Class A	12,924	11,670
Wuliangye Yibin Co.Ltd., Class A	4,400	88,573
WUS Printed Circuit Kunshan Co. Ltd., Class A	3,160	13,646
WuXi AppTec Co. Ltd., Class A	4,128	23,849
WuXi AppTec Co. Ltd., Class H(b)	8,287	36,188
Wuxi Biologics Cayman Inc.(a)(b)	82,000	117,648
XCMG Construction Machinery Co. Ltd., Class A	19,000	18,977

Schedule of Investments (unaudited) (continued)	iShares® MSCI BIC ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Xiamen C & D Inc., Class A	4,100	$5,428
Xiaomi Corp., Class B(a)(b)	311,600	697,718
Xinyi Solar Holdings Ltd.	124,000	82,055
XPeng Inc., Class A(a)(c)	22,826	94,707
Yadea Group Holdings Ltd.(b)	28,000	44,799
Yankuang Energy Group Co. Ltd., Class A	8,200	28,430
Yankuang Energy Group Co. Ltd., Class H	43,000	107,474
Yifeng Pharmacy Chain Co. Ltd., Class A	4,100	25,430
Yonyou Network Technology Co. Ltd., Class A(a)	4,630	7,178
Youngor Fashion Co. Ltd., Class A	4,100	4,487
Yum China Holdings Inc.	7,585	271,240
Yunda Holding Co. Ltd., Class A	6,230	7,618
Yunnan Aluminium Co. Ltd., Class A	4,075	8,106
Yunnan Baiyao Group Co. Ltd., Class A	4,108	29,885
Yunnan Energy New Material Co. Ltd., Class A	1,700	9,256
Yunnan Yuntianhua Co. Ltd.	4,100	11,705
Yutong Bus Co. Ltd., Class A	4,100	13,768
Zangge Mining Co. Ltd.	4,100	14,756
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd.,
Class A	900	28,094
Zhaojin Mining Industry Co. Ltd., Class H	41,000	72,400
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	4,100	2,263
Zhejiang Chint Electrics Co. Ltd., Class A	4,100	12,048
Zhejiang Dahua Technology Co. Ltd., Class A	4,100	9,263
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd.,
Class A	2,300	10,151
Zhejiang Juhua Co. Ltd., Class A	4,100	13,420
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)	9,200	33,637
Zhejiang NHU Co. Ltd., Class A	8,243	21,526
Zhejiang Zheneng Electric Power Co. Ltd., Class A(a)	16,400	15,125
Zheshang Securities Co. Ltd., Class A	5,100	7,710
Zhongji Innolight Co. Ltd., Class A	1,600	34,438
Zhongsheng Group Holdings Ltd.	20,500	37,196
Zhongtai Securities Co. Ltd.	16,400	14,133
Zhuzhou CRRC Times Electric Co. Ltd.	8,200	32,114
Zijin Mining Group Co. Ltd., Class A	24,600	59,066
Zijin Mining Group Co. Ltd., Class H	111,000	235,755
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	11,300	12,499
ZTE Corp., Class A	4,100	15,189
ZTE Corp., Class H(a)	16,448	33,955
ZTO Express Cayman Inc., ADR	8,036	183,140
		39,370,743
India — 36.9%
ABB India Ltd.	1,107	110,296
Adani Enterprises Ltd.	3,522	144,105
Adani Green Energy Ltd.(a)	6,478	148,515
Adani Ports & Special Economic Zone Ltd.	10,865	187,473
Adani Power Ltd.(a)	15,990	145,166
Ambuja Cements Ltd.	12,218	92,841
APL Apollo Tubes Ltd.	2,961	53,371
Apollo Hospitals Enterprise Ltd.	2,050	143,636
Ashok Leyland Ltd.	28,700	77,144
Asian Paints Ltd.	7,749	267,992
Astral Ltd.	2,460	61,878
AU Small Finance Bank Ltd.(b)	6,857	53,745
Aurobindo Pharma Ltd.	5,658	80,436
Avenue Supermarts Ltd.(a)(b)	3,362	173,509
Axis Bank Ltd.	46,737	651,570
Bajaj Auto Ltd.	1,377	149,970
Bajaj Finance Ltd.	5,576	447,650
Bajaj Finserv Ltd.	7,958	145,928

Security	Shares	Value

India (continued)
Bajaj Holdings & Investment Ltd.	574	$54,723
Balkrishna Industries Ltd.	1,665	60,941
Bandhan Bank Ltd.(b)	15,558	35,159
Bank of Baroda	22,140	70,452
Bharat Electronics Ltd.	75,236	267,414
Bharat Forge Ltd.	5,359	99,877
Bharat Heavy Electricals Ltd.	22,127	79,441
Bharat Petroleum Corp. Ltd.	15,252	114,788
Bharti Airtel Ltd.	45,510	749,406
Bosch Ltd.	164	59,716
Britannia Industries Ltd.(a)	2,173	134,980
Canara Bank	33,702	47,643
CG Power and Industrial Solutions Ltd.	13,325	102,693
Cholamandalam Investment and Finance Co. Ltd.	8,938	133,063
Cipla Ltd.	10,496	182,326
Coal India Ltd.	32,513	191,488
Colgate-Palmolive India Ltd.	2,573	81,972
Container Corp. of India Ltd.	5,822	75,142
Cummins India Ltd.	2,747	117,116
Dabur India Ltd.	12,177	79,527
Divi's Laboratories Ltd.	2,501	129,199
DLF Ltd.	14,031	137,438
Dr. Reddy's Laboratories Ltd.	2,173	150,947
Eicher Motors Ltd.	2,788	158,247
GAIL India Ltd.	45,958	112,731
GMR Airports Infrastructure Ltd.(a)	46,658	47,390
Godrej Consumer Products Ltd.	8,118	123,809
Godrej Properties Ltd.(a)	2,911	97,245
Grasim Industries Ltd.	5,658	157,361
Havells India Ltd.	5,125	117,092
HCL Technologies Ltd.	19,106	303,745
HDFC Asset Management Co. Ltd.(b)	1,681	78,273
HDFC Bank Ltd.	55,995	1,028,563
HDFC Life Insurance Co. Ltd.(b)	20,336	134,135
Hero MotoCorp Ltd.	2,355	144,652
Hindalco Industries Ltd.	27,132	224,772
Hindustan Aeronautics Ltd., NVS	3,854	229,729
Hindustan Petroleum Corp. Ltd.	11,808	76,035
Hindustan Unilever Ltd.	16,523	461,153
ICICI Bank Ltd.	103,675	1,393,499
ICICI Lombard General Insurance Co. Ltd.(b)	4,841	91,836
ICICI Prudential Life Insurance Co. Ltd.(b)	7,545	49,377
IDFC First Bank Ltd.(a)	63,394	58,133
Indian Hotels Co. Ltd., Class A	17,653	118,152
Indian Oil Corp. Ltd.	55,063	107,247
Indian Railway Catering & Tourism Corp. Ltd.	4,860	59,505
Indus Towers Ltd.(a)	16,154	67,377
IndusInd Bank Ltd.	4,665	81,789
Info Edge India Ltd.	1,558	106,477
Infosys Ltd.	67,240	1,139,793
InterGlobe Aviation Ltd.(a)(b)	3,284	164,806
ITC Ltd.	61,090	312,407
Jindal Stainless Ltd.	5,125	48,720
Jindal Steel & Power Ltd.	7,913	97,588
Jio Financial Services Ltd., NVS(a)	57,778	238,857
JSW Energy Ltd.	6,806	49,982
JSW Steel Ltd.	12,792	135,231
Jubilant Foodworks Ltd.	8,077	47,881
Kotak Mahindra Bank Ltd.	21,689	437,339
Larsen & Toubro Ltd.	13,719	603,774
LTIMindtree Ltd.(b)	1,830	103,308
Lupin Ltd.	4,100	77,843

Schedule of Investments (unaudited) (continued)	iShares® MSCI BIC ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Macrotech Developers Ltd.	5,847	$96,661
Mahindra & Mahindra Ltd.	18,742	562,809
Mankind Pharma Ltd.(a)	1,804	46,245
Marico Ltd.	9,594	68,405
Maruti Suzuki India Ltd.	2,747	408,733
Max Healthcare Institute Ltd.	16,113	145,382
Mphasis Ltd.	1,599	43,863
MRF Ltd.	41	61,671
Muthoot Finance Ltd.	2,419	48,858
Nestle India Ltd., NVS	6,560	185,132
NHPC Ltd., NVS	53,136	68,273
NMDC Ltd.	18,532	57,927
NTPC Ltd.	85,977	370,097
Oil & Natural Gas Corp. Ltd.	62,115	197,251
Page Industries Ltd.	123	53,069
PB Fintech Ltd.(a)	5,904	91,554
Persistent Systems Ltd., NVS	1,900	77,665
Petronet LNG Ltd.	16,113	57,506
Phoenix Mills Ltd. (The)	1,927	71,558
PI Industries Ltd.	1,804	76,613
Pidilite Industries Ltd.	3,321	118,258
Polycab India Ltd.	1,028	83,287
Power Finance Corp. Ltd.	30,465	180,156
Power Grid Corp.of India Ltd.	89,161	331,767
Punjab National Bank	41,615	64,667
REC Ltd.	26,158	168,844
Reliance Industries Ltd.	61,172	2,098,559
Samvardhana Motherson International Ltd.	48,093	87,477
SBI Cards & Payment Services Ltd.	5,494	45,623
SBI Life Insurance Co. Ltd.(b)	9,266	154,002
Shree Cement Ltd.	205	60,628
Shriram Finance Ltd.	5,822	164,465
Siemens Ltd.	1,804	150,805
Solar Industries India Ltd.	517	58,039
Sona Blw Precision Forgings Ltd.(b)	9,143	71,434
SRF Ltd.	3,116	82,693
State Bank of India	35,219	350,902
Sun Pharmaceutical Industries Ltd.	19,352	338,920
Sundaram Finance Ltd.	1,163	59,738
Supreme Industries Ltd.	1,230	77,958
Suzlon Energy Ltd.(a)	179,214	102,686
Tata Communications Ltd.	1,895	40,432
Tata Consultancy Services Ltd.	17,835	785,934
Tata Consumer Products Ltd.	11,585	147,372
Tata Elxsi Ltd.	738	61,525
Tata Motors Ltd.	34,227	379,168
Tata Motors Ltd., Class A.	7,351	54,596
Tata Power Co. Ltd. (The)	29,192	153,075
Tata Steel Ltd.	149,691	300,268
Tech Mahindra Ltd.	11,070	163,597
Thermax Ltd.	451	29,202
Titan Co. Ltd.	7,257	282,379
Torrent Pharmaceuticals Ltd.	2,091	67,624
Torrent Power Ltd.	3,280	59,013
Trent Ltd.	3,813	208,580
Tube Investments of India Ltd.	2,255	96,693
TVS Motor Co. Ltd.	5,002	130,781
UltraTech Cement Ltd.	2,337	277,877
Union Bank of India Ltd.	27,839	53,517
United Spirits Ltd.	6,068	84,486
UPL Ltd.	9,635	58,765
Varun Beverages Ltd.	9,717	166,260

Security	Shares	Value

India (continued)
Vedanta Ltd.	22,140	$119,209
Wipro Ltd.	26,149	137,327
Yes Bank Ltd.(a)	282,900	78,095
Zomato Ltd.(a)	133,168	286,564
		27,239,048
Russia — 0.0%
Alrosa PJSC(d)	83,790	9
Gazprom PJSC(a)(d)	376,774	42
GMK Norilskiy Nickel PAO(d)	199,500	—
Inter RAO UES PJSC(d)	1,065,900	118
LUKOIL PJSC(a)(d)	12,996	1
Mobile TeleSystems PJSC(a)(d)	16,644	2
Moscow Exchange MICEX-RTS PJSC(a)(d)	41,040	5
Novatek PJSC(a)(d)	29,170	3
Novolipetsk Steel PJSC(a)(d)	41,610	5
Ozon Holdings PLC, ADR(a)(d)	1,881	—
PhosAgro PJSC(a)(d)	1,464	—
PhosAgro PJSC, GDR(d)(e)	1	—
PhosAgro PJSC, New(a)(d)	28	—
Polyus PJSC(a)(d)	1,083	—
Rosneft Oil Co. PJSC(a)(d)	37,278	4
Sberbank of Russia PJSC(d)	331,170	37
Severstal PAO(a)(d)	6,669	1
Surgutneftegas PJSC(a)(d)	182,410	20
Tatneft PJSC(a)(d)	41,097	5
TCS Group Holding PLC, GDR(a)(d)(e)	3,884	—
United Co. RUSAL International PJSC(a)(d)	95,760	11
VK Co. Ltd.(a)(d)(e)	4,446	1
VTB Bank PJSC(a)(d)	153,340,001	17
X5 Retail Group NV, GDR(a)(d)(e)	2,622	—
Yandex NV(a)(d)	9,690	1
		282

Total Common Stocks — 96.8%
(Cost: $86,729,589)		71,381,847

Preferred Stocks

Brazil — 2.7%
Banco Bradesco SA, Preference Shares, NVS	107,594	259,616
Centrais Eletricas Brasileiras SA, Class B, Preference
Shares, NVS	4,510	33,609
Cia. Energetica de Minas Gerais, Preference
Shares, NVS	36,273	68,733
Cia. Paranaense de Energia - Copel, Preference
Shares, NVS	19,680	34,031
Gerdau SA, Preference Shares, NVS	27,554	95,033
Itau Unibanco Holding SA, Preference Shares, NVS	96,883	572,527
Itausa SA, Preference Shares, NVS	111,343	206,320
Petroleo Brasileiro SA, Preference Shares, NVS	96,770	714,870
		1,984,739
Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(a)(d)	193,800	21

Total Preferred Stocks — 2.7%
(Cost: $1,374,685)		1,984,760

Schedule of Investments (unaudited) (continued)	iShares® MSCI BIC ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Rights

China — 0.0%
Kangmei Pharmaceutical Co. Ltd.,
(Expires 12/31/49)(d)	2,278	$—

Total Rights — 0.0%
(Cost: $—)		—

Total Long-Term Investments — 99.5%
(Cost: $88,104,274)		73,366,607

Short-Term Securities

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.49%(f)(g)(h)	664,997	665,197
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(f)(g)	410,000	410,000

Total Short-Term Securities — 1.4%
(Cost: $1,074,915)		1,075,197

Total Investments — 100.9%
(Cost: $89,179,189)		74,441,804

Liabilities in Excess of Other Assets — (0.9)%		(676,530)

Net Assets — 100.0%		$73,765,274

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,086,148	$—		$(420,602	)(a)	$(349)	$—	$665,197	664,997	$7,951	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	330,000	80,000	(a)	—		—	—	410,000	410,000	40,182		—
						$(349)	$—	$1,075,197		$48,133		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	4	06/21/24	$92	$2,870
MSCI Emerging Markets Index	4	06/21/24	211	(109)
				$2,761

Schedule of Investments (unaudited) (continued)	iShares® MSCI BIC ETF
May 31, 2024

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$9,123,232	$62,243,483	$15,132	$71,381,847
Preferred Stocks	1,984,739	—	21	1,984,760
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	1,075,197	—	—	1,075,197
	$12,183,168	$62,243,483	$15,153	$74,441,804
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$2,870	$—	$2,870
Liabilities
Equity Contracts	(109)	—	—	(109)
	$(109)	$2,870	$—	$2,761

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company